Vessels, net, Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Book Value [Abstract]
Beginning balance	$ 71,100
Ending balance	71,263	$ 71,100
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	83,144	68,776
Vessel acquisition	27,506	14,064
Additions for improvements	0	304
Vessels' impairment	(6,164)
Vessel disposal	(22,024)
Ending balance	82,462	83,144
Accumulated Depreciation [Abstract]
Beginning balance	(12,044)	(5,104)
Vessels' impairment	3,511
Vessel disposal	3,164
Depreciation for the year	(5,830)	(6,940)
Ending balance	(11,199)	(12,044)
Net Book Value [Abstract]
Beginning balance	71,100	63,672
Vessel acquisition	27,506	14,064
Additions for improvements	0	304
Vessels' impairment	(2,653)
Vessel disposal	(18,860)
Depreciation for the year	(5,830)	(6,940)
Ending balance	$ 71,263	$ 71,100